Segment and Geographic Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting.
As of June 30, 2012, our nine reporting segments are: (1) Investment; (2) Automotive; (3) Energy; (4) Gaming; (5) Railcar; (6) Food Packaging; (7) Metals; (8) Real Estate and (9) Home Fashion. In addition to our nine reporting segments, we present the results of Icahn Enterprises Holdings, on an unconsolidated basis, and investment activity and expenses associated therewith. See Note 3, “Operating Units,” for a detailed description of each of our reporting segments.
We assess and measure segment operating results based on net income attributable to Icahn Enterprises Holdings as disclosed below. Certain terms of financings for certain of our segments impose restrictions on the segments' ability to transfer funds to us, including restrictions on dividends, distributions, loans and other transactions.
As described in Note 3, our Investment segment acquired a controlling interest in Tropicana on November 15, 2010 and, therefore, we consolidated the results of Tropicana effective November 15, 2010. As further described in Note 3, through a distribution-in-kind transaction from our Investment segment directly to us, we directly own the investment in Tropicana's common stock effective April 29, 2011. Through an additional distribution-in-kind transaction from our Investment segment directly to us, we directly owned the investment in Tropicana's Exit Facility effective June 30, 2011. Our management evaluates the aggregate performance of the Investment segment with all of its investments stated on a fair value basis, including its investment in Tropicana. Accordingly, although we are required to consolidate the results of Tropicana effective November 15, 2010 and separately report their results as part of our Gaming segment, the column representing our Investment segment's results include the investment in Tropicana on a fair value basis during the three months ended March 31, 2011. For such period, we eliminate the fair value effects of Tropicana in the column labeled “Eliminations.”
Condensed statements of operations by reporting segment for the three and six months ended June 30, 2012 and 2011 are presented below:

	Three Months Ended June 30, 2012
	Investment	Automotive	Energy(1)	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
Revenues:
Net sales	$—	$1,704	$1,412	$—	$135	$86	$303	$3	$64	$—	$3,707
Other revenues from operations	—	—	—	164	20	—	—	20	—	—	204
Net gain from investment activities	280	—	—	—	—	—	—	—	—	(2)	278
Interest and dividend income	14	1	—	—	1	—	—	—	—	1	17
Other (loss) income, net	1	4	(2)	(6)	—	(2)	1	1	1	1	(1)
	295	1,709	1,410	158	156	84	304	24	65	—	4,205
Expenses:
Cost of goods sold	—	1,450	1,238	—	107	67	311	1	55	—	3,229
Other expenses from operations	—	—	—	82	14	—	—	12	—	—	108
Selling, general and administrative	8	186	36	64	8	11	7	4	9	4	337
Restructuring	—	8	—	—	—	—	—	—	1	—	9
Impairment	—	28	—	2	—	—	—	—	2	—	32
Interest expense	—	35	9	4	5	5	—	1	—	69	128
	8	1,707	1,283	152	134	83	318	18	67	73	3,843
Income (loss) before income tax (expense) benefit	287	2	127	6	22	1	(14)	6	(2)	(73)	362
Income tax (expense) benefit	—	29	(48)	(2)	(9)	—	—	—	—	118	88
Net income (loss)	287	31	79	4	13	1	(14)	6	(2)	45	450
Less: net income attributable to non-controlling interests	(171)	(9)	(22)	(2)	(6)	—	—	—	—	—	(210)
Net income (loss) attributable to Icahn Enterprises Holdings	$116	$22	$57	$2	$7	$1	$(14)	$6	$(2)	$45	$240

Supplemental information:
Capital expenditures	$—	$93	$31	$11	$78	$11	$7	$1	$—	$—	$232
Depreciation and amortization(2)	$—	$71	$30	$7	$6	$5	$6	$6	$2	$—	$133

	Three Months Ended June 30, 2011
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$1,800	$—	$94	$89	$288	$4	$82	$—	$—	$2,357
Other revenues from operations	—	—	145	18	—	—	20	—	—	—	183
Net gain from investment activities	575	—	—	—	—	—	—	—	15	—	590
Interest and dividend income	26	2	—	1	—	—	—	—	—	(2)	27
Other (loss) income, net	(19)	3	—	(3)	—	—	1	2	1	—	(15)
	582	1,805	145	110	89	288	25	84	16	(2)	3,142
Expenses:
Cost of goods sold	—	1,501	—	86	66	278	3	75	—	—	2,009
Other expenses from operations	—	—	79	13	—	—	12	—	—	—	104
Selling, general and administrative	9	185	61	5	11	7	4	15	7	—	304
Restructuring	—	—	—	—	—	—	—	1	—	—	1
Impairment	—	3	—	—	—	—	—	—	—	—	3
Interest expense	6	35	3	6	5	—	2	1	55	—	113
	15	1,724	143	110	82	285	21	92	62	—	2,534
Income (loss) before income tax (expense) benefit	567	81	2	—	7	3	4	(8)	(46)	(2)	608
Income tax (expense) benefit	—	(17)	1	—	(2)	—	—	—	(6)	—	(24)
Net income (loss)	567	64	3	—	5	3	4	(8)	(52)	(2)	584
Less: net (income) loss attributable to non-controlling interests	(278)	(18)	(2)	—	(1)	—	—	3	—	1	(295)
Net income (loss) attributable to Icahn Enterprises Holdings	$289	$46	$1	$—	$4	$3	$4	$(5)	$(52)	$(1)	$289

Supplemental information:
Capital expenditures	$—	$77	$10	$1	$9	$6	$—	$—	$—	$—	$103
Depreciation and amortization(2)	$—	$71	$8	$6	$4	$5	$6	$2	$—	$—	$102

	Six Months Ended June 30, 2012
	Investment	Automotive	Energy(1)	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
Revenues:
Net sales	$—	$3,468	$1,412	$—	$299	$169	$635	$3	$120	$—	$6,106
Other revenues from operations	—	—	—	319	37	—	—	40	—	—	396
Net gain from investment activities	330	—	—	—	—	—	—	—	—	6	336
Interest and dividend income	37	2	—	—	2	—	—	—	—	1	42
Other (loss) income, net	(1)	13	(2)	(8)	—	(2)	1	2	2	4	9
	366	3,483	1,410	311	338	167	636	45	122	11	6,889
Expenses:
Cost of goods sold	—	2,937	1,238	—	244	130	642	1	109	—	5,301
Other expenses from operations	—	—	—	162	28	—	—	24	—	—	214
Selling, general and administrative	11	387	36	126	14	24	14	7	19	8	646
Restructuring	—	14	—	—	—	—	—	—	2	—	16
Impairment	—	29	—	2	—	—	—	—	3	—	34
Interest expense	2	71	9	6	10	10	—	2	—	135	245
	13	3,438	1,283	296	296	164	656	34	133	143	6,456
Income (loss) before income tax (expense) benefit	353	45	127	15	42	3	(20)	11	(11)	(132)	433
Income tax (expense) benefit	—	20	(48)	(1)	(17)	(1)	4	—	—	161	118
Net income (loss)	353	65	79	14	25	2	(16)	11	(11)	29	551
Less: net income attributable to non-controlling interests	(205)	(19)	(22)	(4)	(11)	(1)	—	—	—	—	(262)
Net income (loss) attributable to Icahn Enterprises Holdings	$148	$46	$57	$10	$14	$1	$(16)	$11	$(11)	$29	$289

Supplemental information:
Capital expenditures	$—	$223	$31	$23	$119	$23	$9	$1	$—	$—	$429
Depreciation and amortization(2)	$—	$140	$30	$16	$11	$9	$12	$11	$4	$—	$233

	Six Months Ended June 30, 2011
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$3,524	$—	$163	$169	$567	$5	$180	$—	$—	$4,608
Other revenues from operations	—	—	302	34	—	—	40	—	—	—	376
Net gain from investment activities	1,191	—	—	—	—	—	—	—	25	(9)	1,207
Interest and dividend income	60	3	—	2	—	—	—	—	1	(5)	61
Other (loss) income, net	(48)	12	—	(5)	—	—	1	3	5	—	(32)
	1,203	3,539	302	194	169	567	46	183	31	(14)	6,220
Expenses:
Cost of goods sold	—	2,946	—	153	127	539	4	165	—	—	3,934
Other expenses from operations	—	—	163	26	—	—	23	—	—	—	212
Selling, general and administrative	22	374	129	12	22	13	8	31	12	—	623
Restructuring	—	1	—	—	—	—	—	3	—	—	4
Impairment	—	3	—	—	—	—	—	—	—	—	3
Interest expense	9	70	5	11	10	—	4	1	112	—	222
	31	3,394	297	202	159	552	39	200	124	—	4,998
Income (loss) before income tax (expense) benefit	1,172	145	5	(8)	10	15	7	(17)	(93)	(14)	1,222
Income tax (expense) benefit	—	(31)	3	3	(3)	(4)	—	—	(10)	—	(42)
Net income (loss)	1,172	114	8	(5)	7	11	7	(17)	(103)	(14)	1,180
Less: net (income) loss attributable to non-controlling interests	(630)	(31)	(5)	2	(2)	—	—	6	—	9	(651)
Net income (loss) attributable to Icahn Enterprises Holdings	$542	$83	$3	$(3)	$5	$11	$7	$(11)	$(103)	$(5)	$529

Supplemental information:
Capital expenditures	$—	$177	$13	$2	$14	$12	$—	$—	$—	$—	$218
Depreciation and amortization(2)	$—	$139	$18	$12	$8	$10	$11	$5	$—	$—	$203
(1) We consolidated CVR effective May 4, 2012.
(2) Excludes amounts related to the amortization of debt discounts and premiums.
Condensed balance sheets by reporting segment as of June 30, 2012 and December 31, 2011 are presented below:

	June 30, 2012
	Investment	Automotive	Energy	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
ASSETS
Cash and cash equivalents	$13	$716	$693	$225	$250	$38	$29	$54	$63	$1,128	$3,209
Cash held at consolidated affiliated partnerships and restricted cash	1,346	—	—	18	—	1	3	2	—	2	1,372
Investments	4,982	248	—	35	46	—	—	—	14	61	5,386
Accounts receivable, net	—	1,379	214	17	20	58	121	7	49	—	1,865
Inventories, net	—	988	514	—	110	59	128	—	63	—	1,862
Property, plant and equipment, net	—	1,862	2,588	422	302	145	138	673	87	3	6,220
Goodwill and intangible assets, net	—	1,779	1,249	69	7	13	28	83	3	—	3,231
Other assets	133	320	104	58	30	30	44	16	30	116	881
Total assets	$6,474	$7,292	$5,362	$844	$765	$344	$491	$835	$309	$1,310	$24,026
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	$334	$1,855	$1,442	$142	$146	$68	$74	$20	$38	$133	$4,252
Securities sold, not yet purchased, at fair value	548	—	—	—	—	—	—	—	—	—	548
Due to brokers	4	—	—	—	—	—	—	—	—	—	4
Post-employment benefit liability	—	1,237	—	—	9	54	3	—	—	—	1,303
Debt	—	2,788	907	171	275	216	4	74	—	3,761	8,196
Total liabilities	886	5,880	2,349	313	430	338	81	94	38	3,894	14,303

Equity attributable to Icahn Enterprises Holdings	2,076	1,019	2,081	355	186	1	410	741	271	(2,584)	4,556
Equity attributable to non-controlling interests	3,512	393	932	176	149	5	—	—	—	—	5,167
Total equity	5,588	1,412	3,013	531	335	6	410	741	271	(2,584)	9,723
Total liabilities and equity	$6,474	$7,292	$5,362	$844	$765	$344	$491	$835	$309	$1,310	$24,026

	December 31, 2011
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
ASSETS
Cash and cash equivalents	$7	$953	$150	$307	$66	$7	$216	$55	$517	$2,278
Cash held at consolidated affiliated partnerships and restricted cash	4,941	—	16	—	2	2	2	—	16	4,979
Investments	8,448	228	34	45	—	—	—	13	170	8,938
Accounts receivable, net	—	1,169	19	34	53	98	5	46	—	1,424
Inventories, net	—	956	—	96	53	163	—	76	—	1,344
Property, plant and equipment, net	—	1,855	416	194	131	134	679	93	3	3,505
Goodwill and intangible assets, net	—	1,808	77	7	14	30	87	3	—	2,026
Other assets	81	319	58	21	31	42	15	33	53	653
Total assets	$13,477	$7,288	$770	$704	$350	$476	$1,004	$319	$759	$25,147
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	$162	$1,875	$145	$110	$75	$85	$23	$36	$332	$2,843
Securities sold, not yet purchased, at fair value	4,476	—	—	—	—	—	—	—	—	4,476
Due to brokers	2,171	—	—	—	—	—	—	—	—	2,171
Post-employment benefit liability	—	1,272	—	9	56	3	—	—	—	1,340
Debt	—	2,798	49	275	216	4	75	—	3,046	6,463
Total liabilities	6,809	5,945	194	394	347	92	98	36	3,378	17,293

Equity attributable to Icahn Enterprises Holdings	3,282	967	402	172	(1)	384	906	283	(2,619)	3,776
Equity attributable to non-controlling interests	3,386	376	174	138	4	—	—	—	—	4,078
Total equity	6,668	1,343	576	310	3	384	906	283	(2,619)	7,854
Total liabilities and equity	$13,477	$7,288	$770	$704	$350	$476	$1,004	$319	$759	$25,147

Segment and Geographic Reporting.
As of December 31, 2011, our eight reportable segments are: (1) Investment; (2) Automotive; (3) Gaming; (4) Railcar; (5) Food Packaging; (6) Metals; (7) Real Estate and (8) Home Fashion. Our Investment segment provides investment advisory and certain administrative and back office services to the Investment Funds, but does not provide such services to any other entities, individuals or accounts. Our Automotive segment consists of Federal-Mogul. Our Gaming segment consists of Tropicana. Our Railcar segment consists of ARI. Our Food Packaging segment consists of Viskase. Our Metals segment consists of PSC Metals. Our Real Estate segment consists of rental real estate, property development and the operation of resort properties. Our Home Fashion segment consists of WPI. In addition to our eight reportable segments, we present the results of Icahn Enterprises Holdings which includes the unconsolidated results of Icahn Enterprises and Icahn Enterprises Holdings, and investment activity and expenses associated with the activities of Icahn Enterprises Holdings. See Note 3, “Operating Units,” for a detailed description of each of our segments.
We assess and measure segment operating results based on net income attributable to Icahn Enterprises Holdings as disclosed below. Certain terms of financings for certain of our segments impose restrictions on the segments' ability to transfer funds to us, including restrictions on dividends, distributions, loans and other transactions.
As described in Note 3, “Operating Units-Gaming,” our Investment segment acquired a controlling interest in Tropicana on November 15, 2010 and, therefore, we consolidated the results of Tropicana effective November 15, 2010. As further described in Note 3, through a distribution-in-kind transaction from our Investment segment directly to us, we currently directly own the investment in Tropicana's common stock effective April 29, 2011. Through an additional distribution-in-kind transaction from our Investment segment directly to us, we currently directly own the investment in Tropicana's Exit Facility effective June 30, 2011. Our management evaluates the aggregate performance of the Investment segment with all of its investments stated on a fair value basis, including its investment in Tropicana. Accordingly, although we are required to consolidate the results of Tropicana effective November 15, 2010 and separately report their results as part of our Gaming segment, the column representing our Investment segment's results include the investment in Tropicana on a fair value basis covering the period November 15, 2010 through April 29, 2011. For such periods, we eliminate the fair value effects of Tropicana in the column labeled “Eliminations.”
Condensed statements of operations by reportable segment for the years ended December 31, 2011, 2010 and 2009 are presented below:

	Year Ended December 31, 2011
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$6,910	$—	$454	$339	$1,095	$8	$322	$—	$—	$9,128
Other revenues from operations	—	—	624	65	—	—	81	—	—	—	770
Net gain from investment activities	1,887	—	—	—	—	—	—	—	27	(9)	1,905
Interest and dividend income	110	6	1	3	—	—	—	—	2	(5)	117
Other (loss) income, net	(88)	21	(1)	(8)	(1)	1	1	3	7	—	(65)
	1,909	6,937	624	514	338	1,096	90	325	36	(14)	11,855
Expenses:
Cost of goods sold	—	5,822	—	411	263	1,068	3	305	—	—	7,872
Other expenses from operations	—	—	329	50	—	—	47	—	—	—	426
Selling, general and administrative	50	736	254	25	43	25	16	61	31	—	1,241
Restructuring	—	5	—	—	—	—	—	6	—	—	11
Impairment	—	48	5	—	—	—	—	18	—	—	71
Interest expense	15	141	9	20	21	—	6	1	222	—	435
	65	6,752	597	506	327	1,093	72	391	253	—	10,056
Income (loss) before income tax expense	1,844	185	27	8	11	3	18	(66)	(217)	(14)	1,799
Income tax (expense) benefit	—	(17)	(3)	(4)	(5)	3	—	—	(8)	—	(34)
Net income (loss)	1,844	168	24	4	6	6	18	(66)	(225)	(14)	1,765
Less: net (income) loss attributable to non-controlling interests	(971)	(47)	(11)	(2)	(2)	—	—	10	—	9	(1,014)
Net income (loss) attributable to Icahn Enterprises Holdings	$873	$121	$13	$2	$4	$6	$18	$(56)	$(225)	$(5)	$751

	Year Ended December 31, 2010
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Eliminations	Consolidated
	(in millions)
Revenues:
Net sales	$—	$6,219	$—	$206	$316	$725	$9	$429	$—	$—	$7,904
Other revenues from operations	—	—	78	68	—	—	81	—	—	—	227
Net gain from investment activities	756	—	—	—	—	—	—	—	79	(21)	814
Interest and dividend income	178	5	—	4	—	—	—	—	5	(1)	191
Other income (loss), net	(29)	15	—	(8)	1	—	—	2	(26)	—	(45)
	905	6,239	78	270	317	725	90	431	58	(22)	9,091
Expenses:
Cost of goods sold	—	5,212	—	210	234	697	6	400	—	—	6,759
Other expenses from operations	—	—	41	55	—	—	48	—	—	—	144
Selling, general and administrative	59	704	37	26	46	23	19	75	28	—	1,017
Restructuring	—	8	—	—	—	—	—	8	—	—	16
Impairment	—	2	—	—	—	—	1	9	—	—	12
Interest expense	4	141	1	21	21	—	8	1	190	—	387
	63	6,067	79	312	301	720	82	493	218	—	8,335
Income (loss) before income tax (expense) benefit	842	172	(1)	(42)	16	5	8	(62)	(160)	(22)	756
Income tax (expense) benefit	(2)	(12)	—	15	(2)	(1)	—	—	(7)	—	(9)
Net income (loss) from continuing operations	840	160	(1)	(27)	14	4	8	(62)	(167)	(22)	747
Less: net (income) loss attributable to non-controlling interests from continuing operations	(492)	(44)	2	12	(4)	—	—	20	(52)	14	(544)
Net income (loss) attributable to Icahn Enterprises Holdings from continuing operations	$348	$116	$1	$(15)	$10	$4	$8	$(42)	$(219)	$(8)	$203

	Year Ended December 31, 2009
	Investment	Automotive	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
Revenues:
Net sales	$—	$5,330	$365	$299	$382	$15	$369	$—	$6,760
Other revenues from operations	—	—	58	—	—	81	—	—	139
Net gain from investment activities	1,379	—	24	—	—	—	—	3	1,406
Interest and dividend income	217	8	7	—	—	—	—	7	239
Other income (loss), net	(62)	59	(10)	(3)	2	—	13	—	(1)
	1,534	5,397	444	296	384	96	382	10	8,543
Expenses:
Cost of goods sold	—	4,538	329	220	403	14	338	—	5,842
Other expenses from operations	—	—	47	—	—	51	—	—	98
Selling, general and administrative	80	742	25	42	17	9	75	22	1,012
Restructuring	—	32	—	—	—	—	19	—	51
Impairment	—	17	—	1	13	2	8	—	41
Interest expense	4	135	21	16	—	9	1	126	312
	84	5,464	422	279	433	85	441	148	7,356
Income (loss) before income tax (expense) benefit	1,450	(67)	22	17	(49)	11	(59)	(138)	1,187
Income tax (expense) benefit	(2)	39	(7)	(2)	19	—	—	(3)	44
Net income (loss) from continuing operations	1,448	(28)	15	15	(30)	11	(59)	(141)	1,231
Less: net (income) loss attributable to non-controlling interests from continuing operations	(979)	(1)	(7)	(4)	—	—	19	—	(972)
Net income (loss) attributable to Icahn Enterprises Holdings from continuing operations	$469	$(29)	$8	$11	$(30)	$11	$(40)	$(141)	$259

Condensed balance sheets by reportable segment as of December 31, 2011 and 2010 are presented below:

	December 31, 2011
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Consolidated
	(in millions)
ASSETS
Cash and cash equivalents	$7	$953	$150	$307	$66	$7	$216	$55	$517	$2,278
Cash held at consolidated affiliated partnerships and restricted cash	4,941	—	16	—	2	2	2	—	16	4,979
Investments	8,448	228	34	45	—	—	—	13	170	8,938
Accounts receivable, net	—	1,169	19	34	53	98	5	46	—	1,424
Inventories, net	—	956	—	96	53	163	—	76	—	1,344
Property, plant and equipment, net	—	1,855	416	194	131	134	679	93	3	3,505
Goodwill and intangible assets, net	—	1,808	77	7	14	30	87	3	—	2,026
Other assets	81	319	58	21	31	42	15	33	53	653
Total assets	$13,477	$7,288	$770	$704	$350	$476	$1,004	$319	$759	$25,147
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	$162	$1,875	$145	$110	$75	$85	$23	$36	$332	$2,843
Securities sold, not yet purchased, at fair value	4,476	—	—	—	—	—	—	—	—	4,476
Due to brokers	2,171	—	—	—	—	—	—	—	—	2,171
Post-employment benefit liability	—	1,272	—	9	56	3	—	—	—	1,340
Debt	—	2,798	49	275	216	4	75	—	3,046	6,463
Total liabilities	6,809	5,945	194	394	347	92	98	36	3,378	17,293

Equity attributable to Icahn Enterprises Holdings	3,282	967	402	172	(1)	384	906	283	(2,619)	3,776
Equity attributable to non-controlling interests	3,386	376	174	138	4	—	—	—	—	4,078
Total equity	6,668	1,343	576	310	3	384	906	283	(2,619)	7,854
Total liabilities and equity	$13,477	$7,288	$770	$704	$350	$476	$1,004	$319	$759	$25,147

	December 31, 2010
	Investment	Automotive	Gaming	Railcar	Food Packaging	Metals	Real Estate	Home Fashion	Icahn Enterprises Holdings	Eliminations	Consolidated
	(in millions)
ASSETS
Cash and cash equivalents	$8	$1,105	$154	$319	$88	$17	$86	$32	$1,154	$—	$2,963
Cash held at consolidated affiliated partnerships and restricted cash	2,029	—	18	—	2	4	4	—	117	—	2,174
Investments	7,426	210	33	48	—	3	—	13	16	(279)	7,470
Accounts receivable, net	—	1,053	18	21	48	61	6	78	—	—	1,285
Inventories, net	—	847	—	50	55	87	—	124	—	—	1,163
Property, plant and equipment, net	—	1,802	421	181	109	115	700	124	3	—	3,455
Goodwill and intangible assets, net	—	1,915	79	7	17	8	97	5	—	—	2,128
Other assets	66	364	70	28	30	31	14	32	74	—	709
Total assets	$9,529	$7,296	$793	$654	$349	$326	$907	$408	$1,364	$(279)	$21,347
LIABILITIES AND EQUITY
Accounts payable, accrued expenses and other liabilities	$574	$1,887	$154	$64	$72	$58	$27	$58	$227	$—	$3,121
Securities sold, not yet purchased, at fair value	1,219	—	—	—	—	—	—	—	—	—	1,219
Due to brokers	1,323	—	—	—	—	—	—	—	—	—	1,323
Post-employment benefit liability	—	1,219	—	7	44	2	—	—	—	—	1,272
Debt	—	2,787	62	275	216	2	111	—	3,045	—	6,498
Total liabilities	3,116	5,893	216	346	332	62	138	58	3,272	—	13,433

Equity attributable to Icahn Enterprises Holdings	2,576	1,010	122	167	10	264	769	313	(1,928)	(100)	3,203
Equity attributable to non-controlling interests	3,837	393	455	141	7	—	—	37	20	(179)	4,711
Total equity	6,413	1,403	577	308	17	264	769	350	(1,908)	(279)	7,914
Total liabilities and equity	$9,529	$7,296	$793	$654	$349	$326	$907	$408	$1,364	$(279)	$21,347

Total capital expenditures and depreciation and amortization by reportable segment were as follows for the periods indicated:

	Capital Expenditures			Depreciation and Amortization(1)
	Year Ended December 31,			Year Ended December 31,
	2011	2010(2)	2009	2011	2010(2)	2009
	(in millions)
Automotive	$348	$251	$176	$314	$333	$327
Gaming	34	6	—	34	5	—
Railcar	36	6	15	23	23	22
Food Packaging	37	20	24	17	14	15
Metals	25	21	12	23	18	13
Real Estate	1	1	1	23	23	25
Home Fashion	—	2	2	11	11	10
Icahn Enterprises Holdings	—	115	—	1	—	—
	$481	$422	$230	$446	$427	$412

(1)
Depreciation and amortization includes amortization expense related to debt of $36 million, $35 million and $23 million for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in interest expense in our consolidated statements of operations.

(2)	Gaming results are for the period November 15, 2010 through December 31, 2010.

The following table presents our segments' geographic net sales from external customers, other revenues from operations and property, plant and equipment, net for the periods indicated:

	Net Sales			Other Revenues From Operations			Property, Plant and Equipment, Net
	Year Ended December 31,			Year Ended December 31,			December 31,
	2011	2010	2009	2011	2010	2009	2011	2010
	(in millions)
United States	$4,453	$3,850	$3,325	$759	$221	$136	$1,997	$1,992
Germany	1,302	1,068	893	—	—	—	388	384
Other	3,373	2,986	2,542	11	6	3	1,120	1,079
	$9,128	$7,904	$6,760	$770	$227	$139	$3,505	$3,455